Acquired intangible assets, net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible asset amortization expense	$ 301,697	$ 301,697	$ 316,121
Estimated amortization expense, 2016	301,699
Estimated amortization expense, 2017	221,584
Estimated amortization expense, 2018	141,470
Estimated amortization expense, 2019	141,470
Estimated amortization expense, 2020	$ 70,747